Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2016

A.	DATES	Begin	End	# days

1	Payment Date		10/17/2016
2	Collection Period	9/1/2016	9/30/2016	30
3	Monthly Interest Period-Actual	9/15/2016	10/16/2016	32
4	Monthly Interest - Scheduled	9/15/2016	10/14/2016	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	150,000,000.00	99,974,984.30	-	-	8,228,767.92	91,746,216.38	0.6116414
7	Class A-2b Notes	120,000,000.00	79,979,987.44	-	-	6,583,014.34	73,396,973.10	0.6116414
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	466,314,971.74	0.00	0.00	14,811,782.26	451,503,189.48
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	494,544,971.74	$0.00	$0.00	$14,811,782.26	479,733,189.48

	Overcollateralization
13	Exchange Note	78,403,791.09	60,274,220.35				58,793,042.12
14	Series 2015-A Notes	18,044,119.85	47,923,011.36				49,404,189.59

15	Total Overcollateralization	96,447,910.94	108,197,231.71				108,197,231.71
16	Total Target Overcollateralization	$108,197,231.71	108,197,231.71				108,197,231.71

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		1.06000%	88,311.24	0.5887416	8,228,767.92	54.8584528	0.00
19	Class A-2b Notes	0.52428%	0.90428%	64,288.27	0.5357356	6,583,014.34	54.8584528	0.00
20	Class A-3 Notes		1.54000%	274,107.17	1.2833333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			531,616.76	0.8062618	14,811,782.26	22.4638775	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			577,255.26	0.8395341	14,811,782.26	21.5415906	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	542,467,983.11	529,137,379.07

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	587,930,421.19
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	479,922,426.53

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	146	884,436.23
30	Turn-in Ratio on Scheduled Terminations			82.19%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	31,189	602,742,203.45
32	Depreciation/Payments		(6,851,838.01)
33	Gross Credit Losses	(47)	(935,153.75)
34	Early Terminations — Regular	(2)	(48,936.50)
35	Scheduled Terminations — Returned	(160)	(2,506,745.35)
36	Payoff Units & Lease Reversals	(207)	(4,469,108.65)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	30,773	587,930,421.19

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2016

C.	SERVICING FEE

39	Servicing Fee Due	502,285.17

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(13,431.83)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	30,342	99.31%	579,829,867.67
46	31 - 60 Days Delinquent	170	0.56%	3,621,811.21
47	61 - 90 Days Delinquent	35	0.11%	768,120.30
48	91 - 120 Days Delinquent	6	0.02%	127,677.98
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	30,553	100.00%	584,347,477.16

51	Prepayment Speed (1 Month)				0.88%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	162	2,555,681.85
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(2,283,553.18)
54	Less: Excess Wear and Tear Received in Current Period		(4,492.63)
55	Less: Excess Mileage Received in Current Period		(5,052.32)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		262,583.72

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		0.52%
58	Prior Period Net Residual Losses/(Gains) Ratio		0.39%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		0.23%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		0.23%
61	Four Month Average		0.34%

62	Beginning Cumulative Net Residual Losses		445,523.22
63	Current Period Net Residual Losses		262,583.72

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		708,106.94

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.09%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	47	935,153.75
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(693,496.91)

68	Current Period Net Credit Losses/(Gains)		241,656.84

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.48%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.48%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.48%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.29%
73	Four Month Average		0.43%

74	Beginning Cumulative Net Credit Losses		2,556,256.92
75	Current Period Net Credit Losses		241,656.84

76	Ending Cumulative Net Credit Losses		2,797,913.76

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.36%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	9,795,513.18
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	2,252,397.13
80	Liquidation Proceeds, Recoveries & Expenses	656,737.46
81	Insurance Proceeds	36,759.45
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	40,701.00
83	Payoff Payments	5,034,851.21
84	All Other Payments Received	-

85	Collected Amounts	17,816,959.43

86	Investment Earnings on Collection Account	4,499.71

87	Total Collected Amounts, prior to Servicer Advances	17,821,459.14

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	17,821,459.14

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	502,285.17
91	Interest on the Exchange Note - to the Trust Collection Account	876,989.91
92	Principal on the Exchange Note - to the Trust Collection Account	13,330,604.04
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,407,307.36
94	Remaining Funds Payable to Trust Collection Account	704,272.66

95	Total Distributions	17,821,459.14

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	17,319,173.97

97	Investment Earnings on Reserve Account	1,078.59

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	17,320,252.56

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	25,114.26
101	Class A Noteholders' Interest Distributable Amount	531,616.76
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	45,638.50
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	14,811,782.26
107	Remaining Funds Payable to Certificate holder	1,906,100.78

108	Total Distributions	17,320,252.56